Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Prepayments and Other Current Assets

5.PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets, as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Advances to suppliers	82,419	120,556
Deposits	11,998	22,042
Prepaid expenses	10,108	16,372
Value-added tax recoverable	6,748	21,888
Others	15,179	27,224
Total	126,452	208,082